Total Equity (Components Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Mar. 29, 2013	Dec. 31, 2012
Statement Equity Components [Line Items]
Accumulated other comprehensive income (loss)	$ (121.0)	$ (112.1)	$ (106.7)	$ (104.6)
Company Common Shareholders [Member]
Statement Equity Components [Line Items]
Foreign currency translation adjustment	(76.9)	(67.1)		(27.9)
Change in fair value of pension benefit obligation, net of tax	(51.7)	(52.6)		(84.4)
Change in fair value of derivatives, net of tax		0		0.1
Company deferred stock held in rabbi trust, net of tax	7.3	7.3		7.3
Other	0.3	0.3		0.3
Accumulated other comprehensive income (loss)	(121.0)	(112.1)		(104.6)
Noncontrolling Interest [Member]
Statement Equity Components [Line Items]
Foreign currency translation adjustment	(25.5)	(24.5)		(16.8)
Change in fair value of pension benefit obligation, net of tax	(2.9)	(2.9)		(3.1)
Change in fair value of derivatives, net of tax		0		(0.4)
Company deferred stock held in rabbi trust, net of tax	0	0		0
Other	0	0		0
Accumulated other comprehensive income (loss)	$ (28.4)	$ (27.4)		$ (20.3)